Abbey Capital Multi Asset Fund
Consolidated Schedule of Investments
May 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 57.8%	Shares		Value
Vanguard S&P 500 ETF (a)	767,563		$ 533,832,391
TOTAL EXCHANGE TRADED FUNDS (Cost $481,177,994)			533,832,391

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 29.2%	Par		Value
3.64%, 06/04/2026 (b)	3,603,000		3,601,916
3.62%, 06/11/2026 (b)	6,523,000		6,516,438
3.63%, 06/18/2026 (b)	3,828,000		3,821,434
3.55%, 07/02/2026 (b)	35,589,000		35,478,444
3.55%, 07/09/2026 (b)	14,790,000		14,733,447
3.56%, 07/16/2026 (b)	16,373,000		16,299,168
3.57%, 07/23/2026 (b)	11,245,000		11,186,133
3.58%, 07/30/2026 (b)	14,611,000		14,524,137
3.56%, 08/06/2026 (b)	18,373,000		18,251,457
3.55%, 08/13/2026 (b)	6,643,000		6,594,806
3.58%, 08/20/2026 (b)	4,952,000		4,912,511
3.59%, 08/27/2026 (b)	35,586,000		35,277,047
3.59%, 09/03/2026 (b)	18,758,000		18,582,165
3.62%, 09/10/2026 (b)	11,113,000		11,001,382
3.67%, 09/17/2026 (b)	11,219,000		11,097,498
3.67%, 09/24/2026 (b)	6,406,000		6,331,993
3.64%, 10/01/2026 (b)	7,355,000		7,264,900
3.65%, 10/08/2026 (b)	8,725,000		8,612,252
3.65%, 10/29/2026 (b)	5,037,000		4,960,679
3.66%, 11/05/2026 (b)	7,254,000		7,139,211
3.67%, 11/12/2026 (b)	5,554,000		5,462,343
3.69%, 11/19/2026 (b)	18,825,000		18,500,651
TOTAL U.S. TREASURY BILLS (Cost $270,182,996)			270,150,012

TOTAL INVESTMENTS - 87.0% (Cost $751,360,990)			803,982,403
Other Assets in Excess of Liabilities - 13.0%		0.12972	119,839,266
TOTAL NET ASSETS - 100.0%			$ 923,821,669

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown is the annualized yield as of May 31, 2026.

Abbey Capital Multi Asset Fund
Consolidated Schedule of Futures Contracts
May 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	40	12/15/2026	$ 7,079,389	$ 3,917
3 Month Canadian Overnight Repo Rate Average	12	03/16/2027	2,120,118	1,170
3 Month Canadian Overnight Repo Rate Average	4	06/15/2027	705,545	553
3 Month New Zealand Treasury Bill	9	09/16/2026	5,349,411	465
Amsterdam Exchanges Index	5	06/19/2026	1,208,260	26,361
ASX SPI 200 Index	16	06/18/2026	2,515,633	4,600
AUD/USD Cross Currency Rate	500	06/15/2026	35,902,500	367,482
Australian Government 10 Year Bonds	140	06/15/2026	10,970,937	33,300
Australian Government 3 Year Bonds	53	06/15/2026	3,970,250	3,816
Brazilian Real/US Dollar Cross Currency Rate	2	06/30/2026	39,370	25
Brent Crude Oil	63	06/30/2026	5,740,560	(677,040)
Brent Crude Oil	3	06/30/2026	273,360	(31,210)
Brent Crude Oil	21	07/31/2026	1,871,310	(134,960)
Brent Crude Oil	12	08/28/2026	1,046,640	(56,690)
Brent Crude Oil	4	10/30/2026	336,720	6,150
British Pound/US Dollar Cross Currency Rate	222	06/15/2026	18,677,137	(83,819)
CAC40 10 Euro Index	184	06/19/2026	17,556,769	125,255
Canadian 10 Year Government Bonds	93	09/18/2026	8,110,391	12,179
Canadian 5 Year Bonds	32	09/18/2026	2,617,053	675
Canadian Canola Oil	189	07/14/2026	2,086,245	93,819
Canadian Canola Oil	83	11/13/2026	930,390	29,510
Canadian Dollar/US Dollar Cross Currency Rate	1	06/16/2026	72,535	55
Copper	79	07/29/2026	12,618,275	322,941
Copper	23	09/28/2026	3,707,888	16,150
CORN FUTURE Mar27	4	03/12/2027	97,950	50
Corn No. 2 Yellow	309	07/14/2026	6,902,288	(424,088)
Corn No. 2 Yellow	74	09/14/2026	1,686,275	(69,525)
Corn No. 2 Yellow	200	12/14/2026	4,750,000	(183,888)
Cotton No.2	62	07/09/2026	2,360,650	(260,995)
Cotton No.2	150	12/08/2026	5,969,250	(275,300)
Cotton No.2	10	03/08/2027	403,600	(17,055)
Crude Oil	57	06/22/2026	4,979,520	(571,520)
Crude Oil	55	07/21/2026	4,691,500	(465,270)
Crude Oil	15	08/20/2026	1,247,850	(44,830)
Crude Oil	4	09/22/2026	325,040	(18,690)
Crude Oil	2	10/20/2026	159,320	(1,000)
Crude Oil	4	11/20/2026	313,160	32,480
Crude Palm Oil	10	08/14/2026	285,939	952
Crude Palm Oil	7	09/15/2026	201,305	2,295
Crude Soybean Oil	480	07/14/2026	22,383,360	1,474,408
Crude Soybean Oil	224	12/14/2026	9,735,936	504,276
Crude Soybean Oil	53	01/14/2027	2,279,424	120,258
Dollar Index	222	06/15/2026	21,945,144	(97,220)
Dow Jones Industrial Average Index	175	06/18/2026	44,692,375	1,050,561
Dow Jones U.S. Micro-Cap Total Stock Index	1	06/18/2026	25,538	2,113
E-mini Consumer Staples Select Sector	2	06/18/2026	167,300	(2,550)
E-mini Energy Select Sector	1	06/18/2026	118,090	(4,310)
E-mini Materials Sector	1	06/18/2026	108,650	(2,440)
Emini S&P 500 ESG Index	3	06/18/2026	996,690	35,050
Euro STOXX 50 Quanto Index	275	06/19/2026	19,450,860	303,911
Euro STOXX Banks Index	242	06/19/2026	3,866,371	179,001
Euro/Japanese Yen Cross Currency Rate	81	06/15/2026	11,803,653	102,047
Euro/US Dollar Cross Currency Rate	14	06/15/2026	2,042,775	(38)
Euro/US Dollar Cross Currency Rate	8	06/15/2026	116,730	(11)
Euro-BOBL	127	06/08/2026	17,199,676	28,064

Euro-BTP Italian Government Bonds	23	06/08/2026	3,192,701	18,534
Euro-Bund	117	06/08/2026	17,261,915	39,786
European Rapeseed	166	07/31/2026	5,075,320	220,756
European Rapeseed	16	10/30/2026	494,086	25,413
Euro-Schatz	86	06/08/2026	10,634,392	7,383
Feeder Cattle	21	08/27/2026	3,658,463	(181,200)
Feeder Cattle	4	09/24/2026	690,700	(43,150)
French Government Bonds	24	06/08/2026	3,382,182	13,600
FTSE 100 Index	264	06/19/2026	37,127,666	85,246
FTSE Bursa Malaysia KLCI Index	18	06/30/2026	381,337	(5,013)
FTSE China A50 Index	1,142	06/29/2026	18,001,346	244,527
FTSE MIB Index	11	06/19/2026	642,789	34,758
FTSE/JSE Top 40 Index	73	06/18/2026	4,826,329	(132,530)
FTSE/MIB Index	37	06/19/2026	10,810,548	578,586
German Stock Index	41	06/19/2026	30,102,964	456,937
Gold	29	08/27/2026	13,319,700	(54,850)
Gold	1	12/29/2026	465,950	3,300
Hang Seng China Enterprises Index	1	06/29/2026	53,357	(912)
Hang Seng Index	35	06/29/2026	5,580,108	(90,999)
Hard Red Winter Wheat	161	07/14/2026	5,230,488	(146,075)
Hard Red Winter Wheat	42	09/14/2026	1,389,150	(49,288)
Hard Red Winter Wheat	18	12/14/2026	609,300	(40,763)
IBEX 35 Composite Index	6	06/19/2026	129,100	5,867
IBEX 35 Index	1	06/19/2026	215,167	9,152
ICE 3 Month SONIA Rate	3	03/16/2027	968,811	774
ICE European Climate Exchange Emissions	25	12/14/2026	2,351,168	86,092
ICE European Climate Exchange Emissions	1	12/20/2027	97,219	8,340
Light Sweet Crude Oil	3	06/18/2026	131,040	(16,923)
Live Cattle	148	08/31/2026	14,151,760	(346,020)
Live Cattle	110	10/30/2026	10,138,700	(428,510)
Live Cattle	29	12/31/2026	2,664,520	(94,800)
Live Cattle	12	02/26/2027	1,105,680	(25,320)
LME Aluminum Forward	50	06/15/2026	4,648,300	424,754
LME Aluminum Forward	52	07/13/2026	4,809,974	182,104
LME Aluminum Forward	56	08/17/2026	5,150,264	(3,645)
LME Copper Forward	8	06/15/2026	2,725,026	157,264
LME Copper Forward	8	07/13/2026	2,726,648	69,745
LME Copper Forward	8	08/17/2026	2,727,772	31,342
LME Lead Forward	23	06/15/2026	1,151,869	11,973
LME Lead Forward	22	07/13/2026	1,105,395	278
LME Nickel Forward	7	06/15/2026	794,394	31,431
LME Nickel Forward	23	07/13/2026	2,619,489	(13,345)
LME Nickel Forward	25	08/17/2026	2,858,067	36,711
LME Zinc Forward	46	06/15/2026	4,058,753	295,651
LME Zinc Forward	44	07/13/2026	3,891,987	96,735
LME Zinc Forward	45	08/17/2026	3,984,041	(18,305)
London Metals - Aluminum(a)	418	06/15/2026	38,859,788	4,928,982
London Metals - Aluminum(a)	277	09/14/2026	25,317,385	581,723
London Metals - Copper(a)	98	06/15/2026	33,381,568	1,220,164
London Metals - Copper(a)	81	09/14/2026	27,612,778	(220,694)
London Metals - Lead(a)	263	06/15/2026	13,171,369	210,966
London Metals - Lead(a)	97	09/14/2026	4,916,857	25,022
London Metals - Nickel(a)	79	06/15/2026	8,965,307	401,831
London Metals - Nickel(a)	58	09/14/2026	6,650,141	12,403
London Metals - Tin(a)	3	06/15/2026	829,410	60,368
London Metals - Tin(a)	1	09/14/2026	277,405	225
London Metals - Zinc(a)	294	06/15/2026	25,940,723	1,140,916
London Metals - Zinc(a)	190	09/14/2026	16,809,585	244,649
Long Gilt	96	09/28/2026	11,472,527	38,946
Low Sulphur Gas Oil	47	07/10/2026	4,705,875	(544,625)

Low Sulphur Gas Oil	13	08/12/2026	1,271,075	(112,500)
Low Sulphur Gas Oil	6	09/10/2026	574,050	(30,075)
Low Sulphur Gas Oil	3	10/12/2026	281,775	(21,325)
Maize	10	08/05/2026	132,386	4,739
Mexican Peso/US Dollar Cross Currency Rate	447	06/15/2026	12,860,190	244,270
MIAX Red Wheat FutJul26	33	07/14/2026	1,095,188	(40,588)
MIAX Red Wheat FutSep26	18	09/14/2026	619,650	(15,913)
Milling Wheat No. 2	35	09/10/2026	423,548	(10,775)
Milling Wheat No. 2	22	12/10/2026	277,136	(8,544)
MSCI China A 50 Index	1	06/18/2026	71,500	(1,435)
MSCI EAFE Index	23	06/19/2026	3,577,995	115,855
MSCI Emerging Markets Index	86	06/19/2026	7,518,550	723,820
MSCI Singapore Index	161	06/29/2026	5,813,030	(1,218)
Nasdaq 100 Index	75	06/18/2026	45,607,875	3,835,255
Natural Gas	60	06/26/2026	1,974,000	10,780
Natural Gas	15	06/29/2026	598,795	(31,640)
Natural Gas	3	07/29/2026	99,540	6,100
Natural Gas	5	07/30/2026	199,494	(8,170)
Natural Gas	1	08/27/2026	32,800	(490)
New Zealand Dollar/US Dollar Cross Currency Rate	110	06/15/2026	6,586,250	23,205
Nikkei 225 Index	19	06/11/2026	792,974	105,073
Nikkei 225 Index	1	06/11/2026	207,908	23,624
Nikkei 225 Index	88	06/11/2026	18,360,845	1,754,450
Nikkei 225 Index	3	06/11/2026	993,450	162,350
Nikkei 225 Index	39	06/11/2026	16,276,834	1,993,721
NY Harbor ULSD	28	06/30/2026	4,102,594	(309,918)
NY Harbor ULSD	26	07/31/2026	3,749,382	(142,309)
NY Harbor ULSD	8	08/31/2026	1,139,208	(60,026)
NY Harbor ULSD	3	09/30/2026	421,583	(16,283)
NY Harbor ULSD	5	11/30/2026	674,856	84,084
Oats	1	07/14/2026	17,938	(1,013)
OMXS30 ESG Index	2	06/18/2026	65,605	1,356
OMXS30 Index	293	06/18/2026	9,977,061	220,811
Palladium	5	09/28/2026	690,950	(17,130)
Phelix DE Baseload Quarterly	2	06/26/2026	529,401	6,593
Platinum	25	07/29/2026	2,411,875	(103,830)
Platinum	2	04/26/2027	60,578	(4,122)
Reformulated Gasoline Blendstock	40	06/30/2026	5,097,792	(605,514)
Reformulated Gasoline Blendstock	39	07/31/2026	4,847,661	(192,818)
Reformulated Gasoline Blendstock	15	08/31/2026	1,808,163	(31,475)
Reformulated Gasoline Blendstock	6	09/30/2026	666,590	(51,219)
Robusta Coffee	1	09/24/2026	33,470	(60)
Rough Rice	10	07/14/2026	252,100	(6,510)
Russell 2000 Index	1	06/18/2026	14,622	641
Russell 2000 Index	249	06/18/2026	36,407,535	1,401,828
S&P 500 Index	2	06/18/2026	75,958	6,018
S&P 500 Index	182	06/18/2026	69,121,325	3,139,718
S&P Mid Cap 400 Index	13	06/18/2026	4,851,600	121,570
S&P Real Estate Select Sector Stock Index	3	06/18/2026	161,512	437
S&P/Toronto Stock Exchange 60 Index	95	06/18/2026	27,878,794	1,027,958
SGX FTSE Taiwan Index	67	06/29/2026	10,559,200	305,254
SGX Technically Specified Rubber 20	4	07/31/2026	45,480	1,585
SGX TSI Iron Ore	5	06/30/2026	52,685	(855)
SGX TSI Iron Ore	638	07/31/2026	6,714,312	(102,087)
SGX TSI Iron Ore	93	08/31/2026	977,244	(6,626)
SGX TSI Iron Ore	51	09/30/2026	533,970	(5,355)
Silver	17	07/29/2026	6,449,375	(268,715)
Silver	2	09/28/2026	764,440	(6,085)
South African Rand/US Dollar Cross Currency Rate	3	06/15/2026	92,250	1,588
Soybean Meal	110	07/14/2026	3,627,800	35,400

Soybean Meal	133	12/14/2026	4,259,990	(18,130)
Soybean Meal	25	01/14/2027	803,000	(6,930)
Soybeans	566	07/14/2026	33,585,025	(29,625)
Soybeans	246	11/13/2026	14,637,000	167,238
Soybeans	62	01/14/2027	3,730,850	30,400
STOXX 600 Bank Spread Index	13	06/19/2026	285,598	11,611
STOXX 600 Utilities Index	1	06/19/2026	31,464	(601)
STOXX Euro ESG-X Index	28	06/19/2026	742,343	17,566
STOXX Europe 600 Index	1	06/19/2026	28,699	6
STOXX Europe 600 Index	49	06/19/2026	1,790,906	76,300
Sugar #11	1	06/30/2026	15,747	(426)
Sugar #11	13	09/30/2026	211,702	(10,685)
Sugar #11	22	02/26/2027	379,456	(12,589)
Swiss Franc/US Dollar Cross Currency Rate	10	06/15/2026	1,603,000	2,613
Tokyo Price Index	18	06/11/2026	447,782	21,113
TOPIX Index	99	06/11/2026	24,628,010	1,388,540
Two Year Canadian Government Bonds	80	09/18/2026	6,103,652	5,803
UK Natural Gas	20	06/29/2026	925,040	(39,410)
UK Natural Gas	10	07/30/2026	463,564	(31,519)
Wheat	115	07/14/2026	3,510,375	(139,813)
Wheat	57	09/14/2026	1,776,975	(109,125)
Wheat	103	12/14/2026	3,311,450	(160,788)
White Sugar	13	07/16/2026	284,830	(850)
White Sugar	8	09/15/2026	173,720	(2,135)
WTI Light Sweet Crude Oil	1	06/18/2026	87,360	8,110
WTI Light Sweet Crude Oil	3	07/20/2026	255,900	3,560
WTI Light Sweet Crude Oil	1	08/19/2026	83,190	(2,190)
WTI Light Sweet Crude Oil	5	09/21/2026	406,300	(22,940)
WTI Light Sweet Crude Oil	2	10/19/2026	159,320	(1,480)
				$ 25,334,791
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(16)	10/30/2026	$ 6,419,847	$ 2,334
10 Year Japanese Government Bonds	(13)	06/12/2026	1,052,309	3,692
10 Year U.S. Ultra Treasury Notes	(79)	09/21/2026	8,854,172	(76,117)
3 Month Canadian Overnight Repo Rate Average	(4)	12/15/2026	707,939	(354)
3 Month Canadian Overnight Repo Rate Average	(13)	03/16/2027	2,296,794	(5,893)
3 Month Canadian Overnight Repo Rate Average	(2)	12/14/2027	352,229	(988)
3 Month Canadian Overnight Repo Rate Average	(2)	03/14/2028	352,084	(399)
3 Month Euribor	(14)	12/14/2026	3,975,640	(6,911)
3 Month Euribor	(231)	03/15/2027	65,571,112	(13,516)
3 Month Euribor	(418)	06/14/2027	118,664,678	(184,860)
3 Month Euribor	(62)	09/13/2027	17,609,117	(17,613)
3 Month Euribor	(63)	12/13/2027	17,902,320	(22,395)
3 Month Euribor	(136)	03/13/2028	38,654,210	(79,490)
3 Month Euribor	(200)	06/19/2028	56,841,510	(85,235)
3 Month Euribor	(56)	09/18/2028	15,912,357	(25,982)
3 Month Euribor	(29)	12/18/2028	8,238,214	(11,095)
3 Month Euribor	(70)	03/19/2029	19,879,219	(47,560)
3 Month Euribor	(70)	06/18/2029	19,874,116	(27,425)
3 Month New Zealand Treasury Bill	(9)	12/16/2026	5,345,094	(1,234)
3 Month Swiss Average Overnight Rate	(1)	12/15/2026	320,319	(432)
3 Month Swiss Average Overnight Rate	(1)	03/16/2027	320,079	(352)
30 Day Federal Funds Rate	(1)	03/31/2027	400,782	1,729
3-Month Secured Overnight Financing Rate	(104)	12/15/2026	25,028,900	37,388
3-Month Secured Overnight Financing Rate	(474)	03/16/2027	113,961,450	344,275
3-Month Secured Overnight Financing Rate	(423)	06/15/2027	101,625,750	124,450
3-Month Secured Overnight Financing Rate	(648)	09/14/2027	155,657,700	268,637

3-Month Secured Overnight Financing Rate	(671)	12/14/2027	161,232,913	254,500
3-Month Secured Overnight Financing Rate	(537)	03/14/2028	129,094,800	285,275
3-Month Secured Overnight Financing Rate	(201)	06/20/2028	48,337,987	120,137
3-Month Secured Overnight Financing Rate	(190)	09/19/2028	45,697,375	95,238
3-Month Secured Overnight Financing Rate	(197)	12/19/2028	47,380,962	80,850
3-Month Secured Overnight Financing Rate	(237)	03/20/2029	56,998,500	71,837
3-Month Secured Overnight Financing Rate	(117)	06/18/2029	28,135,575	38,938
3-Month Secured Overnight Financing Rate	(80)	09/18/2029	19,235,000	15,875
3-Month Secured Overnight Financing Rate	(20)	12/18/2029	4,808,000	4,000
3-Month Secured Overnight Financing Rate	(17)	03/19/2030	4,085,950	3,500
3-Month Secured Overnight Financing Rate	(18)	06/18/2030	4,325,400	1,988
3-Year Korea Treasury Bonds	(433)	06/16/2026	29,689,376	26,397
Arabica Coffee	(13)	07/21/2026	1,294,800	10,800
Arabica Coffee	(63)	09/18/2026	6,111,787	56,598
Arabica Coffee	(10)	12/18/2026	942,000	30,413
Arabica Coffee	(5)	03/18/2027	466,875	7,875
ASX SPI 200 Index	(48)	06/18/2026	7,546,899	(110,508)
Australian Government 10 Year Bonds	(725)	06/15/2026	56,813,781	(569,274)
Australian Government 3 Year Bonds	(1,828)	06/15/2026	136,936,180	(358,091)
Australian 90 Day Bank Bills	(319)	09/10/2026	226,710,510	86,555
Australian 90 Day Bank Bills	(613)	12/10/2026	435,611,256	(86,056)
Australian 90 Day Bank Bills	(132)	03/11/2027	93,806,672	(23,639)
Australian 90 Day Bank Bills	(83)	06/10/2027	58,993,127	(25,548)
Australian 90 Day Bank Bills	(20)	09/09/2027	14,217,638	(6,896)
Australian 90 Day Bank Bills	(20)	12/09/2027	14,220,066	(6,239)
Australian 90 Day Bank Bills	(15)	03/09/2028	10,666,090	(1,440)
British Pound/US Dollar Cross Currency Rate	(2)	06/15/2026	168,262	(375)
CAC40 10 Euro Index	(2)	06/19/2026	190,834	(4,561)
Canadian 10 Year Government Bonds	(148)	09/18/2026	12,906,858	(64,142)
Canadian 5 Year Bonds	(9)	09/18/2026	736,046	(1,530)
Canadian Dollar/US Dollar Cross Currency Rate	(250)	06/16/2026	18,133,750	(10,140)
Class III Milk	(11)	08/04/2026	367,400	12,060
Corn No. 2 Yellow	(251)	07/14/2026	5,606,712	67,200
Corn No. 2 Yellow	(7)	09/14/2026	159,512	212
Corn No. 2 Yellow	(6)	12/14/2026	142,500	(113)
Cotton No.2	(4)	07/09/2026	152,300	1,560
Crude Oil	(3)	06/22/2026	262,080	6,400
Crude Palm Oil	(7)	07/15/2026	198,745	(101)
Crude Palm Oil	(1)	08/14/2026	28,594	460
Crude Palm Oil	(5)	09/15/2026	143,789	32
Crude Palm Oil	(1)	10/15/2026	28,941	(309)
Dollar Index	(19)	06/15/2026	1,878,188	1,887
Euro BUXL 30 Year Bonds	(141)	06/08/2026	18,107,285	(163,436)
Euro STOXX 50 Quanto Index	(14)	06/19/2026	990,226	(41,687)
Euro/Pound Sterling Cross Currency Rate	(2)	06/15/2026	291,946	(219)
Euro/US Dollar Cross Currency Rate	(34)	06/15/2026	4,961,025	(19,650)
Euro-BOBL	(547)	06/08/2026	74,080,493	(435,976)
Euro-BTP Italian Government Bonds	(16)	06/08/2026	2,221,009	(39,249)
Euro-Bund	(327)	06/08/2026	48,244,839	(459,969)
Euro-Schatz	(1,318)	06/08/2026	162,978,247	(279,650)
Feeder Cattle	(1)	08/27/2026	174,213	(225)
French Government Bonds	(65)	06/08/2026	9,160,076	(143,035)
Frozen Concentrated Orange Juice	(17)	07/13/2026	406,087	58,170
FTSE/JSE Top 40 Index	(2)	06/18/2026	132,228	134
Gold	(6)	08/27/2026	2,755,800	(44,380)
Hang Seng China Enterprises Index	(64)	06/29/2026	3,414,820	49,899
Hang Seng China Enterprises Index	(7)	06/29/2026	74,699	61
Hang Seng Index	(37)	06/29/2026	5,898,972	(22,541)
Hang Seng Index	(8)	06/29/2026	255,091	189
Hang Seng TECH Index	(77)	06/29/2026	2,392,464	(3,062)

ICE 3 Month SONIA Rate	(13)	12/15/2026	4,203,213	(15,184)
ICE 3 Month SONIA Rate	(120)	03/16/2027	38,752,424	(84,000)
ICE 3 Month SONIA Rate	(20)	06/15/2027	6,455,707	(9,982)
ICE 3 Month SONIA Rate	(34)	09/14/2027	10,974,702	(22,136)
ICE 3 Month SONIA Rate	(36)	12/14/2027	11,625,121	(19,561)
ICE 3 Month SONIA Rate	(210)	03/14/2028	67,848,558	(72,755)
ICE 3 Month SONIA Rate	(39)	06/20/2028	12,603,729	(18,517)
ICE 3 Month SONIA Rate	(37)	09/19/2028	11,958,007	(17,557)
ICE 3 Month SONIA Rate	(45)	12/19/2028	14,542,007	(25,789)
ICE 3 Month SONIA Rate	(199)	03/20/2029	64,297,936	(105,850)
ICE 3 Month SONIA Rate	(15)	06/19/2029	4,845,568	(4,293)
ICE 3 Month SONIA Rate	(9)	09/18/2029	2,906,735	(3,990)
ICE European Climate Exchange Emissions	(1)	12/14/2026	94,047	(8,410)
Indian Rupee/US Dollar Cross Currency Rate	(1)	06/25/2026	20,984	(240)
Japanese 10 Year Government Bonds	(166)	06/15/2026	134,340,502	2,037,610
Japanese Yen/US Dollar Cross Currency Rate	(875)	06/15/2026	68,764,062	548,563
Lean Hogs	(35)	07/15/2026	1,393,000	30,250
Lean Hogs	(352)	08/14/2026	13,847,680	492,320
Lean Hogs	(61)	10/14/2026	2,081,930	40,790
LME Aluminum Forward	(50)	06/15/2026	4,648,300	(214,059)
LME Aluminum Forward	(52)	07/13/2026	4,809,974	26
LME Copper Forward	(8)	06/15/2026	2,725,026	(138,039)
LME Copper Forward	(8)	07/13/2026	2,726,648	(32,648)
LME Lead Forward	(23)	06/15/2026	1,151,869	(42,716)
LME Lead Forward	(22)	07/13/2026	1,105,395	(15,704)
LME Lead Forward	(11)	08/17/2026	555,497	924
LME Nickel Forward	(7)	06/15/2026	794,394	(68,235)
LME Nickel Forward	(23)	07/13/2026	2,619,488	(35,439)
LME Zinc Forward	(46)	06/15/2026	4,058,753	(208,920)
LME Zinc Forward	(44)	07/13/2026	3,891,987	24,013
London Cocoa	(14)	07/16/2026	560,897	(35,243)
London Cocoa	(42)	09/15/2026	1,670,814	45,747
London Cocoa	(25)	12/14/2026	1,010,693	7,851
London Metals - Aluminum(a)	(418)	06/15/2026	38,859,788	(2,493,786)
London Metals - Aluminum(a)	(6)	09/14/2026	548,391	(5,361)
London Metals - Copper(a)	(98)	06/15/2026	33,381,568	(648,135)
London Metals - Copper(a)	(6)	09/14/2026	2,045,391	(7,908)
London Metals - Lead(a)	(263)	06/15/2026	13,171,369	(193,274)
London Metals - Lead(a)	(126)	09/14/2026	6,386,846	(120,622)
London Metals - Nickel(a)	(79)	06/15/2026	8,965,307	(281,964)
London Metals - Nickel(a)	(9)	09/14/2026	1,031,918	(12,065)
London Metals - Tin(a)	(3)	06/15/2026	829,410	(75,293)
London Metals - Zinc(a)	(294)	06/15/2026	25,940,722	(1,349,594)
London Metals - Zinc(a)	(6)	09/14/2026	530,829	(373)
Long Gilt	(131)	09/28/2026	15,655,220	(166,909)
Low Sulphur Gas Oil	(2)	07/10/2026	200,250	8,950
Low Sulphur Gas Oil	(2)	08/12/2026	195,550	4,450
Lumber	(3)	07/15/2026	48,469	28
Micro Gold	(2)	08/27/2026	91,860	(665)
Milling Wheat No. 2	(67)	09/10/2026	810,793	3,558
Milling Wheat No. 2	(25)	12/10/2026	314,928	(5,628)
Milling Wheat No. 2	(5)	03/10/2027	64,662	(1,604)
Natural Gas	(4)	06/25/2026	32,900	(263)
Natural Gas	(225)	06/26/2026	7,402,500	(418,332)
Natural Gas	(137)	07/29/2026	4,545,660	(202,120)
Natural Gas	(85)	08/27/2026	2,788,000	(126,800)
Natural Gas	(39)	09/28/2026	1,297,530	(66,880)
New Zealand Dollar/US Dollar Cross Currency Rate	(94)	06/15/2026	5,628,250	(167,005)
Nifty 50 Index	(304)	06/30/2026	14,423,280	54,648
NY Harbor ULSD	(2)	06/30/2026	293,042	4,028

Palladium	(3)	09/28/2026	414,570	12,480
Platinum	(2)	07/29/2026	192,950	825
Robusta Coffee	(8)	07/27/2026	278,080	(7,640)
Robusta Coffee	(66)	09/24/2026	2,209,020	(12,960)
Robusta Coffee	(29)	11/24/2026	948,880	(12,520)
Rough Rice	(4)	07/14/2026	100,840	(10,670)
Short-term Euro-BTP	(364)	06/08/2026	45,189,003	(215,702)
Silver	(2)	07/29/2026	758,750	(16,650)
Soybeans	(1)	07/14/2026	59,337	325
Sugar #11	(384)	06/30/2026	6,046,925	(111,309)
Sugar #11	(492)	09/30/2026	8,012,122	36,198
Sugar #11	(54)	02/26/2027	931,392	22,210
Sugar #11	(7)	04/30/2027	119,325	(3,360)
Swiss Franc/US Dollar Cross Currency Rate	(10)	06/15/2026	1,603,000	(11,600)
Two Year Canadian Government Bonds	(2)	09/18/2026	152,591	(145)
U.S. Treasury 10 Year Notes	(1,079)	09/21/2026	118,504,547	(488,188)
U.S. Treasury 2 Year Notes	(1,529)	09/30/2026	315,834,062	(344,116)
U.S. Treasury 5 Year Note	(1,568)	09/30/2026	168,106,751	(492,016)
U.S. Treasury Long Bonds	(377)	09/21/2026	42,306,469	(465,266)
U.S. Treasury Ultra Bonds	(177)	09/21/2026	20,249,906	(176,172)
US 3 Year Notes	(2)	09/30/2026	419,797	(422)
US Cocoa	(1)	07/16/2026	39,230	(1,420)
US Cocoa	(84)	09/15/2026	3,359,160	25,003
US Cocoa	(30)	12/15/2026	1,230,300	55,440
US Dollar/Chinese Renminbi Cross Currency Rate	(1)	06/15/2026	99,926	458
Wheat	(12)	07/14/2026	366,300	5,425
White Maize	(9)	07/24/2026	179,722	4,704
White Sugar	(1)	07/16/2026	21,910	30
XAV Health Care Select Sector Index	(1)	06/18/2026	151,100	(3,300)
Yellow Maize	(1)	07/24/2026	20,345	165
				$ (7,808,632)
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$ 17,526,159

The Fund has recorded an asset of $3,990,078 as of May 31, 2026 related to the current day's variation margin related to these contracts.

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts.

Abbey Capital Multi Asset Fund
Schedule of Forward Currency Contracts
May 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
SG Americas Securities LLC	07/08/2026	AUD	11,600,000	CAD	11,412,115	$ 38,280
SG Americas Securities LLC	07/08/2026	AUD	11,449,123	EUR	7,000,000	43,328
SG Americas Securities LLC	07/08/2026	AUD	9,655,797	GBP	5,125,000	33,167
SG Americas Securities LLC	07/08/2026	AUD	7,600,000	JPY	859,086,292	46,010
SG Americas Securities LLC	06/01/2026	AUD	14,041,828	USD	10,005,102	86,887
SG Americas Securities LLC	06/02/2026	AUD	14,508,828	USD	10,395,065	32,352
SG Americas Securities LLC	06/17/2026	AUD	100,084,000	USD	71,901,276	7,257
SG Americas Securities LLC	07/08/2026	CAD	7,000,000	JPY	804,317,500	19,426
SG Americas Securities LLC	06/01/2026	CAD	3,702,396	USD	2,685,351	511
SG Americas Securities LLC	07/08/2026	CAD	8,000,000	USD	5,806,556	6,544
SG Americas Securities LLC	06/17/2026	CHF	7,809,188	EUR	8,550,000	44,030

SG Americas Securities LLC	07/08/2026	CHF	8,229,048	EUR	9,000,000	72,767
SG Americas Securities LLC	07/08/2026	CHF	1,974,643	GBP	1,875,000	15,995
SG Americas Securities LLC	07/08/2026	CHF	3,250,000	JPY	657,461,448	40,058
SG Americas Securities LLC	06/01/2026	CHF	26,230,436	USD	33,470,855	144,946
SG Americas Securities LLC	06/02/2026	CHF	732,826	USD	936,930	2,328
SG Americas Securities LLC	06/17/2026	CHF	9,196,784	USD	11,772,404	34,068
SG Americas Securities LLC	07/08/2026	CHF	4,000,000	USD	5,088,899	58,093
SG Americas Securities LLC	06/08/2026	CLP	363,212,800	USD	400,000	8,118
SG Americas Securities LLC	06/17/2026	CLP	3,685,368,620	USD	4,100,020	41,254
SG Americas Securities LLC	06/22/2026	CLP	363,216,000	USD	400,000	8,163
SG Americas Securities LLC	06/26/2026	CLP	271,503,000	USD	300,000	5,110
SG Americas Securities LLC	07/02/2026	CLP	89,045,830	USD	100,000	71
SG Americas Securities LLC	06/01/2026	CNH	10,946,004	USD	1,616,706	1,626
SG Americas Securities LLC	06/02/2026	CNH	7,481,920	USD	1,105,499	763
SG Americas Securities LLC	06/17/2026	CNH	401,171,211	USD	59,067,510	313,099
SG Americas Securities LLC	07/08/2026	CNH	59,519,504	USD	8,800,000	23,368
SG Americas Securities LLC	07/15/2026	CNH	12,991,150	USD	1,921,701	5,144
SG Americas Securities LLC	06/09/2026	COP	2,234,646,000	USD	600,000	4,372
SG Americas Securities LLC	06/17/2026	COP	11,599,445,750	USD	3,050,015	80,421
SG Americas Securities LLC	06/22/2026	COP	2,300,316,000	USD	600,000	19,978
SG Americas Securities LLC	06/17/2026	CZK	49,910,017	EUR	2,050,000	4,429
SG Americas Securities LLC	06/17/2026	EUR	21,000,000	JPY	3,882,624,423	98,192
SG Americas Securities LLC	07/08/2026	EUR	5,400,000	JPY	998,485,110	19,314
SG Americas Securities LLC	06/01/2026	EUR	18,940,202	USD	22,061,097	33,817
SG Americas Securities LLC	06/02/2026	EUR	2,340,000	USD	2,729,694	187
SG Americas Securities LLC	07/08/2026	EUR	4,500,000	USD	5,234,467	23,505
SG Americas Securities LLC	06/01/2026	GBP	250,000	JPY	53,459,584	923
SG Americas Securities LLC	07/08/2026	GBP	4,125,000	JPY	878,451,379	20,656
SG Americas Securities LLC	06/01/2026	GBP	26,969,057	USD	36,169,953	148,865
SG Americas Securities LLC	06/02/2026	GBP	32,223,888	USD	43,286,492	108,843
SG Americas Securities LLC	07/08/2026	GBP	4,500,000	USD	6,029,327	30,368
SG Americas Securities LLC	06/02/2026	HUF	70,897,823	EUR	200,000	267
SG Americas Securities LLC	06/17/2026	HUF	1,070,678,444	EUR	3,000,000	22,655
SG Americas Securities LLC	07/08/2026	HUF	35,689,630	EUR	100,000	538
SG Americas Securities LLC	06/01/2026	HUF	91,877,891	USD	300,332	2,402
SG Americas Securities LLC	06/02/2026	HUF	112,781,343	USD	370,354	1,232
SG Americas Securities LLC	06/17/2026	HUF	2,279,731,919	USD	7,486,930	18,205
SG Americas Securities LLC	07/08/2026	HUF	1,012,848,606	USD	3,300,000	31,224
SG Americas Securities LLC	06/17/2026	ILS	15,075,377	USD	5,200,000	147,099
SG Americas Securities LLC	07/08/2026	ILS	9,898,840	USD	3,500,000	11,659
SG Americas Securities LLC	06/05/2026	INR	9,601,677	USD	100,000	1,006
SG Americas Securities LLC	06/12/2026	INR	9,554,929	USD	100,000	439
SG Americas Securities LLC	09/16/2026	INR	9,692,800	USD	100,000	947
SG Americas Securities LLC	06/01/2026	JPY	7,594,365,698	USD	47,678,554	17,241
SG Americas Securities LLC	06/02/2026	JPY	306,556,911	USD	1,925,463	4
SG Americas Securities LLC	06/11/2026	KRW	3,623,726,116	USD	2,400,000	5,269
SG Americas Securities LLC	06/15/2026	KRW	2,263,931,448	USD	1,500,000	2,845
SG Americas Securities LLC	06/02/2026	MXN	822,651	USD	47,405	30
SG Americas Securities LLC	06/17/2026	MXN	614,821,676	USD	35,293,237	112,490
SG Americas Securities LLC	07/08/2026	MXN	89,500,000	USD	5,141,273	3,380
SG Americas Securities LLC	06/17/2026	NOK	296,170,458	EUR	27,184,724	286,034
SG Americas Securities LLC	07/08/2026	NOK	71,630,255	EUR	6,625,000	710
SG Americas Securities LLC	06/01/2026	NOK	4,750,517	USD	512,323	1,420
SG Americas Securities LLC	06/02/2026	NOK	333,620	USD	36,003	76
SG Americas Securities LLC	06/17/2026	NOK	194,239,862	USD	20,981,244	19,305
SG Americas Securities LLC	07/08/2026	NOK	52,988,711	USD	5,700,000	26,883
SG Americas Securities LLC	06/02/2026	NZD	10,380,978	AUD	8,600,000	36,694
SG Americas Securities LLC	07/08/2026	NZD	10,315,373	AUD	8,600,000	9,162
SG Americas Securities LLC	07/08/2026	NZD	10,000,000	JPY	936,973,100	93,562
SG Americas Securities LLC	06/02/2026	NZD	500,000	USD	296,393	3,072

SG Americas Securities LLC	06/03/2026	NZD	3,481,000	USD	2,077,255	7,686
SG Americas Securities LLC	06/17/2026	NZD	17,466,000	USD	10,328,596	137,465
SG Americas Securities LLC	07/08/2026	NZD	2,100,000	USD	1,237,501	21,722
SG Americas Securities LLC	06/17/2026	PEN	8,897,414	USD	2,600,000	4,043
SG Americas Securities LLC	06/17/2026	PLN	33,494,579	EUR	7,878,911	37,390
SG Americas Securities LLC	07/08/2026	PLN	1,696,385	EUR	400,000	328
SG Americas Securities LLC	06/01/2026	PLN	1,092,243	USD	300,283	878
SG Americas Securities LLC	06/02/2026	PLN	719,245	USD	198,238	77
SG Americas Securities LLC	07/08/2026	PLN	24,450,082	USD	6,700,000	41,026
SG Americas Securities LLC	06/01/2026	SEK	2,000,000	EUR	184,957	881
SG Americas Securities LLC	06/02/2026	SEK	2,000,000	EUR	185,534	210
SG Americas Securities LLC	06/17/2026	SEK	159,929,188	EUR	14,806,444	53,626
SG Americas Securities LLC	07/08/2026	SEK	52,705,136	EUR	4,875,000	24,212
SG Americas Securities LLC	06/01/2026	SEK	980,613	USD	105,878	345
SG Americas Securities LLC	06/02/2026	SEK	2,857,716	USD	308,999	573
SG Americas Securities LLC	06/17/2026	SEK	12,268,756	USD	1,324,676	5,414
SG Americas Securities LLC	07/08/2026	SEK	26,041,173	USD	2,800,000	26,377
SG Americas Securities LLC	06/02/2026	SGD	498,360	USD	389,703	898
SG Americas Securities LLC	06/03/2026	SGD	527,190	USD	412,867	361
SG Americas Securities LLC	07/08/2026	SGD	13,017,148	USD	10,200,000	28,854
SG Americas Securities LLC	07/15/2026	SGD	785,791	USD	616,892	892
SG Americas Securities LLC	06/17/2026	TRY	11,000,000	USD	227,854	7,682
SG Americas Securities LLC	06/05/2026	TWD	12,684,214	USD	400,000	5,068
SG Americas Securities LLC	06/08/2026	TWD	3,168,556	USD	100,000	1,203
SG Americas Securities LLC	06/11/2026	TWD	19,034,366	USD	600,000	8,050
SG Americas Securities LLC	06/15/2026	TWD	31,484,438	USD	1,000,000	5,977
SG Americas Securities LLC	06/17/2026	TWD	283,049,080	USD	8,935,862	108,951
SG Americas Securities LLC	06/22/2026	TWD	12,683,060	USD	400,000	5,393
SG Americas Securities LLC	06/26/2026	TWD	6,295,161	USD	200,000	1,256
SG Americas Securities LLC	06/02/2026	USD	20,960,936	BRL	105,510,785	60,646
SG Americas Securities LLC	06/17/2026	USD	52,249,451	CAD	71,908,157	47,919
SG Americas Securities LLC	06/30/2026	USD	100,000	COP	370,413,684	372
SG Americas Securities LLC	06/17/2026	USD	2,650,000	IDR	45,064,098,740	132,089
SG Americas Securities LLC	06/26/2026	USD	3,500,000	IDR	61,710,787,000	54,269
SG Americas Securities LLC	06/12/2026	USD	100,000	INR	9,479,915	349
SG Americas Securities LLC	06/17/2026	USD	22,887,767	INR	2,132,978,511	478,437
SG Americas Securities LLC	06/17/2026	USD	116,333,246	JPY	18,355,680,450	899,277
SG Americas Securities LLC	06/08/2026	USD	900,000	KRW	1,310,418,000	30,266
SG Americas Securities LLC	06/11/2026	USD	2,400,000	KRW	3,477,960,000	91,484
SG Americas Securities LLC	06/12/2026	USD	300,000	KRW	449,763,711	1,459
SG Americas Securities LLC	06/15/2026	USD	1,500,000	KRW	2,220,469,868	26,006
SG Americas Securities LLC	06/17/2026	USD	26,443,751	KRW	39,214,419,083	411,123
SG Americas Securities LLC	06/26/2026	USD	3,200,000	KRW	4,811,912,770	4,890
SG Americas Securities LLC	09/16/2026	USD	11,507,532	KRW	17,282,456,574	7,064
SG Americas Securities LLC	06/02/2026	USD	999,864	MXN	17,322,651	1,034
SG Americas Securities LLC	06/17/2026	USD	2,200,000	PHP	131,270,969	69,799
SG Americas Securities LLC	06/17/2026	USD	11,755,800	SGD	14,977,417	4,257
SG Americas Securities LLC	06/17/2026	USD	2,700,000	THB	87,516,427	6,762
SG Americas Securities LLC	06/01/2026	ZAR	10,786,580	USD	661,799	3,260
SG Americas Securities LLC	06/02/2026	ZAR	5,347,812	USD	329,296	402
SG Americas Securities LLC	06/17/2026	ZAR	239,243,994	USD	14,488,010	243,425
SG Americas Securities LLC	07/08/2026	ZAR	75,739,736	USD	4,600,000	55,396
SG Americas Securities LLC	06/02/2026	AUD	8,600,000	NZD	10,335,298	(9,335)
SG Americas Securities LLC	07/08/2026	AUD	19,400,000	NZD	23,409,902	(104,819)
SG Americas Securities LLC	06/02/2026	BRL	105,506,944	USD	20,924,243	(24,714)
SG Americas Securities LLC	07/02/2026	BRL	63,286,737	USD	12,500,041	(58,325)
SG Americas Securities LLC	06/01/2026	CAD	200,813	EUR	125,000	(142)
SG Americas Securities LLC	06/17/2026	CAD	23,145,063	USD	16,967,662	(165,566)
SG Americas Securities LLC	06/30/2026	COP	365,610,316	USD	100,000	(1,664)
SG Americas Securities LLC	07/01/2026	COP	733,272,632	USD	200,000	(2,820)

SG Americas Securities LLC	06/01/2026	EUR	125,000	CAD	201,045	(26)
SG Americas Securities LLC	07/08/2026	EUR	6,375,000	CAD	10,258,802	(5,636)
SG Americas Securities LLC	06/17/2026	EUR	1,050,000	CHF	959,408	(5,901)
SG Americas Securities LLC	06/01/2026	EUR	1,100,000	GBP	952,941	(94)
SG Americas Securities LLC	06/02/2026	EUR	1,200,000	GBP	1,039,842	(398)
SG Americas Securities LLC	06/17/2026	EUR	5,200,000	GBP	4,526,856	(25,718)
SG Americas Securities LLC	07/08/2026	EUR	6,500,000	GBP	5,642,861	(3,821)
SG Americas Securities LLC	06/17/2026	EUR	1,847,639	NOK	20,065,172	(12,481)
SG Americas Securities LLC	06/01/2026	EUR	318,058	PLN	1,346,259	(166)
SG Americas Securities LLC	06/17/2026	EUR	1,432,736	PLN	6,138,075	(19,833)
SG Americas Securities LLC	06/01/2026	EUR	184,932	SEK	2,000,000	(911)
SG Americas Securities LLC	06/02/2026	EUR	185,599	SEK	2,000,000	(134)
SG Americas Securities LLC	06/17/2026	EUR	9,068,355	SEK	98,670,551	(110,936)
SG Americas Securities LLC	06/17/2026	EUR	25,426,000	USD	29,766,455	(84,652)
SG Americas Securities LLC	06/01/2026	GBP	5,685,023	EUR	6,562,860	(47)
SG Americas Securities LLC	06/17/2026	GBP	16,024,746	EUR	18,500,000	(16,793)
SG Americas Securities LLC	06/02/2026	GBP	625,000	JPY	134,005,342	(4)
SG Americas Securities LLC	06/17/2026	GBP	21,671,000	USD	29,225,394	(42,126)
SG Americas Securities LLC	06/17/2026	IDR	7,658,211,570	USD	450,000	(22,105)
SG Americas Securities LLC	06/08/2026	INR	302,917,792	USD	3,200,000	(14,431)
SG Americas Securities LLC	06/17/2026	INR	1,277,320,821	USD	13,440,196	(20,509)
SG Americas Securities LLC	06/01/2026	JPY	15,973,660	EUR	86,171	(203)
SG Americas Securities LLC	06/02/2026	JPY	92,745,685	EUR	500,000	(778)
SG Americas Securities LLC	06/17/2026	JPY	92,254,713	EUR	500,000	(3,525)
SG Americas Securities LLC	06/01/2026	JPY	53,384,212	GBP	250,000	(1,396)
SG Americas Securities LLC	06/02/2026	JPY	53,536,416	GBP	250,000	(411)
SG Americas Securities LLC	07/08/2026	JPY	53,292,568	GBP	250,000	(917)
SG Americas Securities LLC	06/17/2026	JPY	5,103,655,887	USD	32,416,969	(321,441)
SG Americas Securities LLC	06/08/2026	KRW	1,351,310,000	USD	900,000	(3,126)
SG Americas Securities LLC	06/12/2026	KRW	439,027,224	USD	300,000	(8,586)
SG Americas Securities LLC	06/17/2026	KRW	30,372,094,449	USD	20,320,371	(157,751)
SG Americas Securities LLC	06/26/2026	KRW	449,592,000	USD	300,000	(1,471)
SG Americas Securities LLC	09/16/2026	KRW	36,892,343	USD	24,555	(5)
SG Americas Securities LLC	06/01/2026	MXN	8,530,758	USD	492,494	(566)
SG Americas Securities LLC	07/08/2026	NOK	58,000,000	SEK	57,993,736	(25,856)
SG Americas Securities LLC	06/17/2026	PHP	50,349,152	USD	850,000	(32,959)
SG Americas Securities LLC	06/01/2026	PLN	1,345,231	EUR	318,075	(138)
SG Americas Securities LLC	06/17/2026	PLN	12,678,941	USD	3,514,769	(18,951)
SG Americas Securities LLC	06/17/2026	SGD	6,267,315	USD	4,937,881	(20,436)
SG Americas Securities LLC	06/17/2026	THB	49,370,396	USD	1,550,000	(30,671)
SG Americas Securities LLC	07/08/2026	TRY	185,822,621	USD	3,900,000	(5,327)
SG Americas Securities LLC	06/01/2026	USD	10,055,511	AUD	14,041,828	(36,478)
SG Americas Securities LLC	06/02/2026	USD	155,519	AUD	217,000	(438)
SG Americas Securities LLC	06/17/2026	USD	26,214,748	AUD	37,074,000	(422,247)
SG Americas Securities LLC	07/02/2026	USD	50,000	BRL	254,601	(53)
SG Americas Securities LLC	06/01/2026	USD	24,068,206	CAD	33,189,376	(8,663)
SG Americas Securities LLC	06/01/2026	USD	33,302,311	CHF	26,230,436	(313,490)
SG Americas Securities LLC	06/02/2026	USD	34,138,718	CHF	26,750,436	(147,143)
SG Americas Securities LLC	06/17/2026	USD	21,955,327	CHF	17,190,397	(113,032)
SG Americas Securities LLC	06/08/2026	USD	400,000	CLP	363,256,680	(8,167)
SG Americas Securities LLC	06/17/2026	USD	2,849,986	CLP	2,589,917,762	(60,323)
SG Americas Securities LLC	06/30/2026	USD	300,000	CLP	268,970,510	(2,271)
SG Americas Securities LLC	06/01/2026	USD	1,614,827	CNH	10,946,003	(3,505)
SG Americas Securities LLC	06/02/2026	USD	105,476	CNH	714,024	(98)
SG Americas Securities LLC	06/17/2026	USD	5,177,056	CNH	35,195,222	(32,474)
SG Americas Securities LLC	07/08/2026	USD	1,500,000	CNH	10,127,603	(1,349)
SG Americas Securities LLC	07/15/2026	USD	103,023	CNH	696,047	(215)
SG Americas Securities LLC	06/09/2026	USD	600,000	COP	2,294,098,104	(20,451)
SG Americas Securities LLC	06/17/2026	USD	649,997	COP	2,446,045,500	(10,137)
SG Americas Securities LLC	06/22/2026	USD	200,000	COP	760,935,073	(5,086)

SG Americas Securities LLC	06/26/2026	USD	200,000	COP	747,474,343	(1,244)
SG Americas Securities LLC	06/01/2026	USD	15,550,207	EUR	13,391,171	(71,420)
SG Americas Securities LLC	06/02/2026	USD	22,328,957	EUR	19,169,202	(34,143)
SG Americas Securities LLC	06/17/2026	USD	73,870,913	EUR	63,366,000	(101,285)
SG Americas Securities LLC	06/01/2026	USD	42,579,272	GBP	31,701,139	(112,168)
SG Americas Securities LLC	06/02/2026	USD	421,901	GBP	314,000	(957)
SG Americas Securities LLC	06/17/2026	USD	35,358,737	GBP	26,342,000	(114,736)
SG Americas Securities LLC	06/01/2026	USD	301,215	HUF	91,877,891	(1,519)
SG Americas Securities LLC	06/17/2026	USD	360,820	HUF	112,222,879	(8,631)
SG Americas Securities LLC	06/17/2026	USD	750,000	ILS	2,184,766	(24,917)
SG Americas Securities LLC	06/05/2026	USD	100,000	INR	9,561,615	(585)
SG Americas Securities LLC	06/08/2026	USD	3,200,000	INR	307,320,136	(31,865)
SG Americas Securities LLC	06/15/2026	USD	3,400,000	INR	325,850,679	(24,162)
SG Americas Securities LLC	06/18/2026	USD	400,000	INR	38,381,258	(3,195)
SG Americas Securities LLC	06/22/2026	USD	3,400,000	INR	327,144,609	(35,177)
SG Americas Securities LLC	06/25/2026	USD	7,300,000	INR	703,744,000	(87,276)
SG Americas Securities LLC	06/29/2026	USD	100,000	INR	9,626,779	(1,010)
SG Americas Securities LLC	07/02/2026	USD	100,000	INR	9,580,631	(493)
SG Americas Securities LLC	09/16/2026	USD	7,626,804	INR	739,390,292	(73,708)
SG Americas Securities LLC	06/01/2026	USD	47,695,801	JPY	7,610,263,986	(99,842)
SG Americas Securities LLC	06/02/2026	USD	47,025,458	JPY	7,489,743,345	(17,199)
SG Americas Securities LLC	07/08/2026	USD	4,009,776	JPY	637,500,000	(6,344)
SG Americas Securities LLC	06/22/2026	USD	3,200,000	KRW	4,824,991,200	(3,480)
SG Americas Securities LLC	06/29/2026	USD	1,500,000	KRW	2,263,080,000	(2,802)
SG Americas Securities LLC	06/01/2026	USD	491,053	MXN	8,530,759	(876)
SG Americas Securities LLC	06/17/2026	USD	5,269,414	MXN	92,345,658	(48,495)
SG Americas Securities LLC	06/01/2026	USD	513,018	NOK	4,750,518	(725)
SG Americas Securities LLC	06/17/2026	USD	3,121,815	NOK	29,014,600	(15,144)
SG Americas Securities LLC	06/02/2026	USD	295,381	NZD	500,000	(4,084)
SG Americas Securities LLC	06/03/2026	USD	763,864	NZD	1,281,000	(3,390)
SG Americas Securities LLC	06/17/2026	USD	17,728,841	NZD	30,116,000	(317,415)
SG Americas Securities LLC	06/17/2026	USD	1,500,000	PEN	5,241,789	(34,136)
SG Americas Securities LLC	06/30/2026	USD	1,000,000	PHP	61,685,240	(669)
SG Americas Securities LLC	06/01/2026	USD	300,528	PLN	1,091,215	(349)
SG Americas Securities LLC	06/02/2026	USD	100,000	PLN	363,088	(113)
SG Americas Securities LLC	06/17/2026	USD	2,974,912	PLN	10,859,747	(19,321)
SG Americas Securities LLC	06/01/2026	USD	105,969	SEK	980,612	(253)
SG Americas Securities LLC	06/17/2026	USD	3,096,978	SEK	28,974,499	(44,229)
SG Americas Securities LLC	06/02/2026	USD	389,693	SGD	498,359	(908)
SG Americas Securities LLC	06/03/2026	USD	412,528	SGD	527,190	(700)
SG Americas Securities LLC	07/15/2026	USD	4,518,012	SGD	5,758,837	(9,547)
SG Americas Securities LLC	06/17/2026	USD	21,022	TRY	1,000,000	(390)
SG Americas Securities LLC	06/05/2026	USD	400,000	TWD	12,670,315	(4,624)
SG Americas Securities LLC	06/08/2026	USD	100,000	TWD	3,168,390	(1,198)
SG Americas Securities LLC	06/11/2026	USD	600,000	TWD	18,841,230	(1,881)
SG Americas Securities LLC	06/15/2026	USD	1,000,000	TWD	31,455,400	(5,049)
SG Americas Securities LLC	06/17/2026	USD	18,508,605	TWD	587,020,283	(249,585)
SG Americas Securities LLC	06/18/2026	USD	100,000	TWD	3,158,670	(940)
SG Americas Securities LLC	06/22/2026	USD	700,000	TWD	22,219,655	(10,214)
SG Americas Securities LLC	06/26/2026	USD	700,000	TWD	22,087,217	(6,129)
SG Americas Securities LLC	06/29/2026	USD	1,000,000	TWD	31,494,426	(7,042)
SG Americas Securities LLC	06/01/2026	USD	663,422	ZAR	10,786,580	(1,637)
SG Americas Securities LLC	06/02/2026	USD	200,000	ZAR	3,245,385	(81)
SG Americas Securities LLC	06/17/2026	USD	2,030,686	ZAR	34,104,695	(69,309)
SG Americas Securities LLC	07/08/2026	USD	200,000	ZAR	3,261,217	(453)
Net Unrealized Appreciation (Depreciation)						$ 1,458,021

AUD - Australian Dollars
BRL - Brazilian Real

CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Abbey Capital Multi Asset Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$ 533,832,391	$ –	$ –	$ 533,832,391
U.S. Treasury Bills	270,150,012	–	–	270,150,012
Total Investments	$ 803,982,403	$ –	$ –	$ 803,982,403

Other Financial Instruments:
Futures Contracts *	$ 39,656,630	$ –	$ –	$ 39,656,630
Forward Currency Contracts *	–	5,749,306	–	5,749,306
Total Other Financial Instruments	$ 39,656,630	$ 5,749,306	$ –	$ 45,405,936

Liabilities:
Other Financial Instruments:
Futures Contracts *	$ (22,130,471)	$ –	$ –	$ (22,130,471)
Forward Currency Contracts *	–	(4,291,285)	–	(4,291,285)
Total Other Financial Instruments	$ (22,130,471)	$ (4,291,285)	$ –	$ (26,421,756)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.